Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 253,836,492.30
Previously Paid Amount	0.00
Total Fee Amount	35,054.82
Total Offset Amount	0.00
Net Fee	$ 35,054.82